REVENUE - Revenue with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 1,805.3	$ 1,813.9
Provisional pricing adjustments on concentrate sales	(6.8)	(10.1)
Revenue	$ 1,798.5	$ 1,803.8	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.